Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 268,558	$ 310,338
Restricted cash	334	338
Prepaid expenses and other assets, current	40,571	36,276
Total current assets	309,463	346,952
Non-current assets:
Property and equipment, net	31,017	33,541
Prepaid expenses and other non-current assets	2,119	2,362
Operating lease right-of-use assets	17,366	18,775
Long-term deposits	1,983	2,039
Deferred tax asset	2,000	1,826
Intangible assets, net	46	65
Total assets	363,994	405,560
Current liabilities:
Accounts payable	153	431
Accrued expenses and other liabilities	24,513	23,667
Operating lease liabilities	4,174	4,453
Total current liabilities	28,840	28,551
Non-current liabilities:
Operating lease liabilities, net of current portion	15,081	16,545
Liability related to sale of future royalties and sales milestones, net	48,806	47,016
Other long-term payables	124	128
Total liabilities	92,851	92,240
Commitments and contingencies (Note 11)
Shareholders' equity:
Additional paid-in capital	845,448	843,108
Accumulated other comprehensive loss	(16,025)	(8,570)
Accumulated deficit	558,402	521,340
Total shareholders' equity	271,143	313,320
Total liabilities and shareholders' equity	363,994	405,560
Ordinary shares
Shareholders' equity:
Share value	4	4
Deferred shares
Shareholders' equity:
Share value	0	0
Deferred B Shares
Shareholders' equity:
Share value	118	118
Deferred C Shares
Shareholders' equity:
Share value	$ 0	$ 0